UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ JEFF KESWIN          New York, New York       May 12, 2000
     ---------------          ------------------       ------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:      $273,248


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                                   VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
ADECCO SA           SPONSORED    006754105      5,982       67,690  SH          SOLE                67,690
                    ADR
AGRIBRANDS INTL     COM          00849R105     33,746      858,400  SH          SOLE               858,400
   INC
ASSISTED LIVING     COM          04543L109      1,640    1,093,600  SH          SOLE             1,093,600
   CONCEPTS INC
ASSISTED LIVING     SB DB        04543LAD1      7,975   13,750,500  PRN         SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED LIVING     SB DB        04543LAG4        570        1,000  PRN         SOLE                10,000
   CONCEPTS INC     CV 5.625%03
AMERUS LIFE HLDGS   COM          030732101      3,130      172,700  SH          SOLE               172,700
   INC
BNC MTG INC         COM          05561Y105      6,155      665,400  SH          SOLE               665,400
CONSOLIDATED        COM          209232107      3,400      575,600  SH          SOLE               575,600
   FREIGHTWAYS
   CORP
DELIA'S INC         COM          246885107        492       89,000  SH          SOLE                89,000
EMCOR GROUP INC     COM          29084Q100      5,699      271,400  SH          SOLE               271,400
FPIC INS GROUP      COM          302563101      1,719       98,200  SH          SOLE                98,200
   INC
FIRST SIERRA        COM          335944104        816       61,000  SH          SOLE                61,000
   FINANCIAL INC
GETTY RLTY CORP     COM          374297109      5,617      499,300  SH          SOLE               499,300
   NEW
HAMILTON BANCORP    COM          407013101      4,181      267,600  SH          SOLE               267,600
   INC FLA
M D C HLDGS INC     COM          552676108     20,000    1,115,000  SH          SOLE             1,115,000
MERCER INTL INC     SH BEN INT   588056101     13,498    1,687,200  SH          SOLE             1,687,200
MAGNA ENTMT CORP    CL A         559211107      7,148    2,079,500  SH          SOLE             2,079,500
NCRIC GROUP INC     COM          628866105        140       17,500  SH          SOLE                17,500
NEOPHARM INC        COM          640919106      1,205       48,200  SH          SOLE                48,200
OMTOOL LTD          COM          681974101      2,526      603,300  SH          SOLE               603,300
OPTI INC            COM          683960108      1,290      245,700  SH          SOLE               245,700
OMEGA WORLDWIDE     COM          68210B108      2,396      547,700  SH          SOLE               547,700
   INC
RECKSON SVC INDS    COM          75621J109     31,337      712,200  SH          SOLE               712,200
   INC
STANCORP FINL       COM          852891100     14,922      545,100  SH          SOLE               545,100
   GROUP INC
SNYDER              COM SNC      832914105      3,375      150,000  SH          SOLE               150,000
   COMMUNICATIONS
   INC
SPLASH TECHNOLOGY   COM          848623104      6,198      495,800  SH          SOLE               495,800
   HLDGS INC
LONE STAR           COM          542307103     13,131    1,092,600  SH          SOLE             1,092,600
   STEAKHOUSE
   SALOON
TELEDYNE            COM          879360105     12,163      700,000  SH          SOLE               700,000
   TECHNOLOGIES
   INC
TRIAD HOSPITALS     COM          89579K109     50,250    3,000,000  SH          SOLE             3,000,000
   INC
UCBH HOLDINGS INC   COM          90262T308      4,372      203,333  SH          SOLE               203,333
UICI                COM          902737105      5,798      875,100  SH          SOLE               875,100
VIASOFT INC         COM          92552U102      2,377      369,300  SH          SOLE               369,300